Guarantees, Commitments, and Contingencies - Summary of Companys purchase obligations of future period (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Guarantees Commitments And Contingencies [Abstract]
2026	$ 542
2027	$ 140